Summary of Significant Accounting Policies (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,100,000	500,000	1,084,000	462,000
Shares issuable for exercise of options and warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,600,000	500,000
Full conversion of convertible senior secured and unsecured notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,500,000